INCOME TAXES - Movement of the valuation allowance (Details) - Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of allowances
Beginning of the year	$ 71,469	$ 55,959	$ 52,985
Additions (Reversals)	(5,361)	14,486	(944)
Addition from acquisition of Recurrent			4,949
Foreign exchange effect	(709)	1,024	(1,031)
Closing balance	$ 65,399	$ 71,469	$ 55,959